Pension and Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Pension and other postretirement benefit expense	$ 90	$ 91	$ 181	$ 183
Pension [Member]
Components of net periodic benefit costs [Abstract]
Service cost	75	50	150	100
Interest cost	271	296	542	592
Expected return on plan assets	(340)	(310)	(680)	(620)
Amortization of prior service cost	0	0	0	0
Amortization of unrecognized loss	131	92	262	184
Total	137	128	274	256
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate			4.10%
Rate of increase in future compensation levels			0.00%
Expected return on assets			7.50%
Current year trend			0.00%
Ultimate year trend			0.00%
Postretirement [Member]
Components of net periodic benefit costs [Abstract]
Service cost	10	9	20	19
Interest cost	57	68	115	136
Expected return on plan assets	0	0	0	0
Amortization of prior service cost	(114)	(114)	(228)	(228)
Amortization of unrecognized loss	0	0	0	0
Total	$ (47)	$ (37)	$ (93)	$ (73)
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate			3.62%
Rate of increase in future compensation levels			0.00%
Expected return on assets			0.00%
Current year trend			7.70%
Ultimate year trend			4.80%
Year of ultimate trend	2022		2022